As filed with the Securities and Exchange Commission on October 13, 2022

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,591	☒
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,591	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ.	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS
WILLKIE FARR & GALLAGHER LLP	400 HOWARD STREET SAN FRANCISCO, CA 94105
787 SEVENTH AVENUE
NEW YORK, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On November 11, 2022, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,591 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 11, 2022, the effectiveness of the registration statement for the iShares MSCI Canada IMI ETF (the “Fund”), filed in Post-Effective Amendment No. 2,118 on May 20, 2019, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,160	August 2, 2019	August 30, 2019

2,175	August 29, 2019	September 27, 2019

2,190	September 26, 2019	October 18, 2019

2,200	October 17, 2019	November 15, 2019

2,222	November 14, 2019	December 13, 2019

2,236	December 12, 2019	January 10, 2020

2,255	January 9, 2020	February 7, 2020

2,274	February 6, 2020	March 6, 2020

2,318	March 5, 2020	April 3, 2020

2,336	April 2, 2020	May 1, 2020

2,346	April 30, 2020	May 29, 2020

2,355	May 28, 2020	June 26, 2020

2,370	June 25, 2020	July 24, 2020

2,387	July 23, 2020	August 21, 2020

2,395	August 20, 2020	September 18, 2020

2,406	September 17, 2020	October 16, 2020

2,415	October 15, 2020	November 13, 2020

2,424	November 12, 2020	December 11, 2020

2,428	December 10, 2020	January 8, 2021

2,432	January 7, 2021	February 5, 2021

2,436	February 4, 2021	March 5, 2021

2,445	March 4, 2021	April 2, 2021

2,453	April 1, 2021	April 30, 2021

2,461	April 29, 2021	May 28, 2021

2,467	May 27, 2021	June 25, 2021

2,475	June 24, 2021	July 23, 2021

2,481	July 22, 2021	August 20, 2021

2,487	August 19, 2021	September 17, 2021

2,492	September 16, 2021	October 15, 2021

2,498	October 14, 2021	November 12, 2021

2,502	November 10, 2021	December 9, 2021

2,506	December 8, 2021	January 7, 2022

2,516	January 6, 2022	February 4, 2022

2,520	February 3, 2022	March 4, 2022

2,528	March 3, 2022	April 1, 2022

2,532	March 31, 2022	April 29, 2022

2,543	April 28, 2022	May 27, 2022

2,546	May 26, 2022	June 24, 2022

2,554	June 23, 2022	July 22, 2022

2,562	July 21, 2022	August 19, 2022

2,575	August 18, 2022	September 16, 2022

2,582	September 15, 2022	October 14, 2022

This Post-Effective Amendment No. 2,591 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,118.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,591 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 13th day of October, 2022.

iSHARES TRUST

By:
Armando Senra*
President

Date: October 13, 2022

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,591 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: October 13, 2022

John E. Martinez*
Trustee

Date: October 13, 2022

Cecilia H. Herbert*
Trustee

Date October 13, 2022

John E. Kerrigan*
Trustee

Date: October 13, 2022

Robert S. Kapito*
Trustee

Date: October 13, 2022

Madhav V. Rajan*
Trustee

Date: October 13, 2022

Jane D. Carlin*
Trustee

Date: October 13, 2022

Drew E. Lawton*
Trustee

Date: October 13, 2022

Richard L. Fagnani*
Trustee

Date: October 13, 2022

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: October 13, 2022

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: October 13, 2022

*

Powers of Attorney, each dated June 15, 2022, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,556, filed June 27, 2022.